united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash

Gemini Fund Services, LLC., 80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 4/30

Date of reporting period: 1/31/16

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

CMG Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2016
Shares	Security	Value
EXCHANGE TRADED FUND - 92.9%
EQUITY FUND - 92.9%
309,583	ProShares Short S&P 500 *	$ 6,779,868
TOTAL EXCHANGE TRADED FUND (Cost - $6,486,749)

SHORT-TERM INVESTMENTS - 7.4%
MONEY MARKET FUND - 7.4%
539,041	Federated Prime Obligations Fund, Institutional Shares, 0.32% +	539,041
TOTAL SHORT-TERM INVESTMENTS (Cost - $539,041)

TOTAL INVESTMENTS - 100.3%
	(Cost - $7,025,790) (a)	$ 7,318,909
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3) %	(21,944)
	NET ASSETS - 100.0%	$ 7,296,965

* Non-income producing security.
+ Money market fund; interest rate reflects seven-day yield on January 31, 2016.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is $7,025,790 and does not differ from fair value.

	Unrealized Appreciation:	$ 293,119
	Unrealized Depreciation:	-
	Net Unrealized Appreciation:	$ 293,119

CMG Global Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2016
Shares	Security		Value
	COMMON STOCKS - 90.0%
	APPAREL - 3.4%
7,623	Burberry Group PLC		$ 129,218
3,276	NIKE, Inc.		203,145
			332,363
	BANKS - 5.2%
2,324	Capital One Financial Corp.		152,501
4,480	US Bancorp		179,469
3,474	Wells Fargo & Co.		174,499
			506,469
	BEVERAGES - 3.7%
1,701	Brown-Forman Corp.		180,799
1,363	Monster Beverage Corp. *		184,046
			364,845
	CHEMICALS - 5.0%
4,122	Fuchs Petrolub SE		168,039
4,101	Novozymes A/S		170,061
6,776	Victrex PLC		148,790
			486,890
	COMPUTERS - 7.4%
1,590	Apple, Inc.		154,771
2,997	Cognizant Technology Solutions Corp. - Cl. A *		189,740
10,175	Infosys, Ltd. - ADR		182,234
4,202	Syntel, Inc. *		198,923
			725,668
	COSMETICS/PERSONAL CARE - 1.9%
1,108	L'Oreal SA		188,889

	DISTRIBUTION/WHOLESALE - 3.6%
4,800	Fastenal Co.		194,688
779	WW Grainger, Inc.		153,222
			347,910
	DIVERSIFIED FINANCIAL SERVICES - 7.0%
2,440	American Express Co.		130,540
2,016	MasterCard, Inc.		179,484
2,597	T Rowe Price Group, Inc.		184,257
2,618	Visa, Inc. - Cl. A		195,015
			689,296
	ELECTRONICS - 3.4%
5,100	Hoya Corp.		193,780
55,635	Rotork PLC		135,029
			328,809
	FOOD - 1.9%
2,480	Nestle SA		182,009

	HEALTHCARE-PRODUCTS - 4.0%
3,980	DiaSorin SpA		208,868
2,322	Varian Medical Systems, Inc. *		179,096
			387,964
CMG Global Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
January 31, 2016
Shares	Security		Value
	HOUSEHOLD PRODUCTS/WARES - 3.8%
2,103	Reckitt Benckiser Group PLC		$ 185,967
1,167	Societe BIC SA		189,729
			375,696
	INTERNET - 4.3%
281	Alphabet, Inc. - Cl. A *		213,939
10,816	Tencent Holdings, Ltd. - ADR		202,692
			416,631
	LEISURE TIME - 2.0%
1,232	Shimano, Inc.		193,351

	MACHINERY-DIVERSIFIED - 1.7%
3,937	Spirax-Sarco Engineering PLC		170,443

	MEDIA - 3.4%
1,110	FactSet Research Systems, Inc.		167,277
1,744	Walt Disney Co.		167,110
			334,387
	MISCELLANEOUS MANUFACTURING - 2.0%
1,302	3M Co.		196,602

	OIL & GAS SERVICES - 1.2%
8,181	TGS Nopec Geophysical Co. ASA		117,358

	PHARMACEUTICALS - 6.0%
2,048	Johnson & Johnson		213,893
3,290	Novo Nordisk A/S		181,223
7,644	Recordati SpA		188,583
			583,699
	RETAIL - 10.9%
2,993	Bed Bath & Beyond, Inc. *		129,208
4,318	Buckle, Inc.		122,718
248	Chipotle Mexican Grill, Inc. - Cl. A *		112,337
2,408	Cie Financiere Richemont SA		155,692
2,800	Fielmann AG		210,082
4,774	Hennes & Mauritz AB		155,553
5,697	Industria de Diseno Textil SA		186,074
			1,071,664
	SEMICONDUCTORS - 2.1%
9,073	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR		202,782

	SOFTWARE - 6.1%
2,331	Check Point Software Technologies, Ltd. *		183,706
4,259	Microsoft Corp.		234,628
4,881	Oracle Corp.		177,229
			595,563

	TOTAL COMMON STOCKS (Cost - $8,627,661)		8,799,288

CMG Global Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
January 31, 2016
Shares	Security		Value
	SHORT-TERM INVESTMENTS - 8.7%
	MONEY MARKET FUND - 8.7%
855,079	Federated Prime Obligations Fund, Institutional Shares, 0.32% +		$ 855,079
	TOTAL SHORT-TERM INVESTMENTS (Cost - $855,079)

	TOTAL INVESTMENTS - 98.7% (Cost - $9,482,740)(a)		$ 9,654,367
	OTHER ASSETS LESS LIABILITIES - 1.3%		126,145
	NET ASSETS - 100.0%		$ 9,780,512

	ADR - American Depositary Receipt
	PLC - Public Limited Company
	* Non-income producing security.
	+ Money Market Fund; interest rate reflects seven-day effective yield on January 31, 2016.
	(a) Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is $9,677,563 and
	differs from value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized Appreciation:	$ 1,109,178
		Unrealized Depreciation:	(1,132,374)
		Net Unrealized Depreciation:	$ (23,196)

			Unrealized Appreciation/ (Depreciation)
# of Contracts	Security
	OPEN SHORT FUTURES CONTRACTS
(1)	Dax Index, March 2016		$ 18,199
	(Underlying Face Amount $263,949)
(4)	FTSE 100 Index, March 2016		1,265
	(Underlying Face Amount $341,005)
(2)	Hang Seng Index, February 2016		(9,414)
	(Underlying Face Amount $253,502)
(19)	S&P 500 E-Mini, March 2016		55,687
	(Underlying Face Amount $1,833,500)
(1)	TOPIX Index, March 2016		7,449
	(Underlying Face Amount $1,849,567)
	TOTAL OPEN SHORT FUTURES CONTRACTS		$ 73,186

	Face amounts are the underlying reference amounts to equities upon which the fair value of the futures contracts traded by the Fund are based. While face amounts do not represent the current fair value and are not necessarily indicative of the future cash flows of the Fund's futures contracts, the underlying price changes in relation to the variables specified by the face amounts affect the fair value of these derivative financial instruments.

CMG Tactical Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2016
Shares	Security		Value
	MUTUAL FUNDS - 72.8%
	DEBT FUNDS - 72.8%
1,855,950	BlackRock High Yield Bond - Institutional Class		$ 12,991,648
1,619,378	PIMCO High Yield Fund - Institutional Shares		13,197,933
	TOTAL MUTUAL FUNDS (Cost - $25,957,161)		26,189,581

	EXCHANGE-TRADED FUND - 17.4%
	DEBT FUND - 17.4%
78,805	iShares iBoxx $ High Yield Corporate Bond ETF		6,247,660
	TOTAL EXCHANGE-TRADED FUND (Cost - $6,210,294)

	SHORT-TERM INVESTMENTS - 10.1%
	MONEY MARKET FUND - 10.1%
3,648,779	Federated Prime Obligations Fund, Institutional Shares, 0.32% +		3,648,779
	TOTAL SHORT-TERM INVESTMENTS (Cost - $3,648,779)

	TOTAL INVESTMENTS - 100.3% (Cost - $35,816,234)(a)		$ 36,086,020
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3) %		(101,585)
	NET ASSETS - 100.0%		$ 35,984,435

	ETF - Exchange-Traded Fund
	+ Money Market Fund; interest rate reflects seven-day effective yield on January 31, 2016.
	(a) Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is $35,993,395 and
	differs from value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized Appreciation:	$ 92,625
		Unrealized Depreciation:	-
		Net Unrealized Appreciation:	$ 92,625

CMG Global Macro Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2016
Shares	Security	Value
	EXCHANGE TRADED FUND - 50.0%
	DEBT FUND - 50.0%
75,585	SPDR Barclays 1-3 Month Treasury Bill *	$ 3,453,478
	TOTAL MUTUAL FUND (Cost - $3,454,234)

	PRIVATE INVESTMENT FUND - 24.4%
1,620	Global Macro Strategy LLC * #	1,685,572
	TOTAL PRIVATE INVESTMENT FUND (Cost - $1,627,000)

	SHORT-TERM INVESTMENTS - 49.6%
	MONEY MARKET FUND - 49.6%
3,428,799	Federated Prime Obligations Fund, Institutional Shares, 0.32% +	3,428,799
	TOTAL SHORT-TERM INVESTMENTS (Cost - $3,428,799)

	TOTAL INVESTMENTS - 124.0%
	(Cost - $8,510,033) (a)	$ 8,567,849
	LIABILITIES IN EXCESS OF OTHER ASSETS - (24.0) %	(1,658,861)
	NET ASSETS - 100.0%	$ 6,908,988

	* Non-income producing security.
	# Affiliated Fund.
	+ Money market fund; interest rate reflects seven-day yield on January 31, 2016.
	++ All of this investment is a holding of DGM AEX Strategy LLC.
	(a) Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is $8,510,033 and
	does not differ from fair value.
	Unrealized Appreciation:	$ 58,572
	Unrealized Depreciation:	(756)
	Net Unrealized Appreciation:	$ 57,816

CMG Global Macro Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
January 31, 2016
		Unrealized
Contracts	OPEN LONG FUTURES CONTRACTS ++	Appreciation/(Depreciation)
29	Canadian 10 Year Bond, March 2016	$ 13,280
	(Underlying Face Amount at Value $2,957,139)
14	Long Gilt, March 2016	13,440
	(Underlying Face Amount at Value $2,398,615)
1	New Zealand Dollar, March 2016	(1,649)
	(Underlying Face Amount at Value $64,600)
	TOTAL OPEN LONG FUTURES CONTRACTS	25,071

	OPEN SHORT FUTURES CONTRACTS ++
(2)	Australian Dollar, March 2016	(2,774)
	(Underlying Face Amount at Value $141,060)
(4)	British Pound, March 2016	5,554
	(Underlying Face Amount at Value $356,050)
(1)	Canadian Dollar, March 2016	(572)
	(Underlying Face Amount at Value $71,370)
(40)	Euro FX, March 2016	9,850
	(Underlying Face Amount at Value $5,419,250)
(7)	FTSE 100 Index, March 2016	(8,320)
	(Underlying Face Amount at Value $598,757)
(17)	Japanese Yen, March 2016	30,523
	(Underlying Face Amount at Value $1,755,994)
(5)	SPI 200 Index, March 2016	(7,000)
	(Underlying Face Amount at Value $438,782)
(1)	Swedish Krona Cross Currency, March 2016	(6,905)
	(Underlying Face Amount at Value $99,859)
	TOTAL OPEN SHORT FUTURES CONTRACTS	20,356

	TOTAL OPEN FUTURES CONTRACTS	$ 45,427

Face amounts are the underlying reference amounts to stock exchange indices, equities and foreign currencies upon which the fair value of the futures contracts traded by the Fund are based. While face amounts do not represent the current fair value and are not necessarily indicative of the future cash flows of the Fund's futures contracts, the underlying price changes in relation to the variables specified by the face amounts affect the fair value of these derivative financial instruments.

CMG Funds
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2016

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board of Trustees ("Board"). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The team may also enlist third party consultants such as an audit firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their fair values (generally the last reported sale price) and all other securities and assets at their fair value using the methods established by the boards of directors of the Underlying Funds.

Open-end investments companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds utilize various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritized inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of January 31, 2016 for the Funds' assets and liabilities measured at fair value:

CMG Long/Short Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$ 6,779,868	$ -	$ -	$ 6,779,868
Short-Term Investments	539,041	-	-	539,041
Total Assets	$ 7,318,909	$ -	$ -	$ 7,318,909

CMG Global Equity Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 8,799,288	$ -	$ -	$ 8,799,288
Short-Term Investments	855,079	-	-	855,079
Derivative Instruments*	73,186	-	-	73,186
Total Assets	$ 9,727,553	$ -	$ -	$ 9,727,553

CMG Tactical Bond Fund

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 26,189,581	$ -	$ -	$ 26,189,581
Exchange-Traded Fund	6,247,660	-	-	6,247,660
Short-Term Investments	3,648,779	-	-	3,648,779
Total Assets	$ 36,086,020	$ -	$ -	$ 36,086,020

CMG Global Macro Strategy Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$ 3,453,478	$ -	$ -	$ 3,453,478
Private Investment Fund	-	1,685,572	-	1,685,572
Short-Term Investments	3,428,799	-	-	3,428,799
Derivative Instruments*	45,427	-	-	45,427
Total Assets	$ 6,927,704	$ 1,685,572	$ -	$ 8,613,276

*Derivative Instruments include cumulative unrealized gain on futures contracts open at January 31, 2016.
The Funds did not hold any Level 3 securities during the period.
There were no transfers into or out of Level 1 and Level 2 during the period.
It is the Funds' policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.
See Portfolio of Investments for industry classifications.

The following is a summary of the unrealized gain/(loss) of the derivative instruments utilized by the Funds as of January 31, 2016 categorized by risk exposure:
CMG Global Equity Fund
Risk Exposure Category			Unrealized Gain at 1/31/2016
Equity contracts			$73,186
Total			$73,186
CMG Global Macro Strategy Fund
Risk Exposure Category			Unrealized Gain/(Loss) at 1/31/2016
Equity contracts			(15,320)
Foreign exchange contracts			34,027
Interest rate contracts			26,720
Total			$45,427
Futures Contracts – The Funds are subject to equity risk in the normal course of pursuing their investment objectives. The Funds may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds' agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Funds segregate liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The value of the derivative instruments outstanding as of January 31, 2016, as disclosed in the Portfolio of Investments and the amount in unrealized gains and losses on derivative instruments during the period as disclosed above serve as an indicator of the volume of derivative activity for the Funds.

Exchange Traded Funds - The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

CMG Long/Short ("Long/Short") currently invests a portion of its assets in ProShares Short S&P 500 (“ProShares”). Long/Short may redeem its investment from ProShares at any time if the Adviser determines that it is in the best interest of Long/Short and its shareholders to do so. The performance of Long/Short may be directly affected by the performance of ProShares. The financial statements of ProShares, including the portfolio of investments, can be found at the Securities and Exchange Commission’s (“SEC”) website www.sec.gov and should be read in conjunction with the Long/Short’s financial statements. As of January 31, 2016, the percentage of Long/Short’s net assets invested in ProShares was 92.9%

CMG Tactical Bond ("Tactical Bond") currently invests a portion of its assets in Blackrock High Yield Bond - Institutional Class (“Blackrock”) and PIMCO High Yield Fund - Institutional Shares ("PIMCO"). Tactical Bond may redeem its investment from Blackrock and PIMCO at any time if the Adviser determines that it is in the best interest of Tactical Bond and its shareholders to do so. The performance of Tactical Bond may be directly affected by the performance of Blackrock and PIMCO. The financial statements of Blackrock and PIMCO, including the portfolio of investments, can be found at the Securities and Exchange Commission’s (“SEC”) website www.sec.gov and should be read in conjunction with the Tactical Bond’s financial statements. As of January 31, 2016, the percentage of Tactical Bond’s net assets invested in Blackrock and PIMCO was 36.1% and 36.7%, respectively.

CMG Global Macro Strategy Fund ("Global Macro") currently invests a portion of its assets in SPDR Barclays 1-3 Month Treasury Bill (“SPDR”) and Federated Prime Obligations Fund, Institutional Shares ("Federated"). Global Macro may redeem its investment from SPDR and Federated at any time if the Adviser determines that it is in the best interest of Global Macro and its shareholders to do so. The performance of Global Macro may be directly affected by the performance of SPDR and Federated. The financial statements of SPDR and Federated, including the portfolio of investments, can be found at the Securities and Exchange Commission’s (“SEC”) website www.sec.gov and should be read in conjunction with the Global Macro’s financial statements. As of January 31, 2016, the percentage of Global Macro’s net assets invested in SPDR and Federated was 50.0% and 49.6%, respectively.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 3/25/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 3/25/16

By

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Financial Officer/Treasurer

Date 3/25/16